Offerings - Offering: 1	May 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,100,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 173,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,981.06
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there is also being registered hereby an indeterminate number of additional shares of common stock, par value $0.0001 per share, of the registrant (the "Common Stock") as may be issued or issuable resulting from stock splits, stock dividends or similar transactions. b. Represents shares of Common Stock issuable upon exercise of warrants (each, a "Warrant"). c. The proposed maximum offering price per unit is estimated in accordance with Rule 457(g) under the Securities Act based on the exercise price per Warrant of $11.50 per share.